Restricted Net Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets [Line Items]
Percentage of annual net profit	10.00%
Percentage of statutory accounts	50.00%
Restricted net assets	$ 82,072	$ 82,072
Subsidiaries [Member]
Restricted Net Assets [Line Items]
Statutory reserves	$ 1,901	$ 1,901